Loans and liquidity investments - Outstanding loans as per business area (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Outstanding loans as per product type
Total loans	kr 209,226	kr 195,120
Concessionary loans outstanding	663	754
CIRR-System
Outstanding loans as per product type
Total loans	69,922	49,124
Lending to Swedish exporters
Outstanding loans as per product type
Total loans	89,759	93,060
Lending to exporters' customers
Outstanding loans as per product type
Total loans	119,467	102,060
Lending to exporters' customers | CIRR-System
Outstanding loans as per product type
Total loans	kr 69,922	kr 49,124